Other Information (Details Textual) (USD $) Share data in Millions, unless otherwise specified	1 Months Ended	12 Months Ended					12 Months Ended
	Nov. 30, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2007	Feb. 28, 2011	Dec. 31, 2011 Skaugen [Member]	Dec. 31, 2011 Excalibur and Excelsior [Member]	Nov. 04, 2010 Excalibur and Excelsior [Member]
Other Information (Textual) [Abstract]
Percentage of ownership in joint venture	50.00%							50.00%	50.00%
Expenditures for vessels and equipment		$ 64,685,000	$ 26,652,000	$ 134,926,000			$ 33,000,000
Percentage of equity interest guaranteed secured debt									50.00%
Remaining equity purchase price		19,000,000				1,300,000,000			72,500,000
Amount of debt secured by joint ventures									206,000,000
Other Information (Additional Textual) [Abstract]
Fixed-rate charter period		15 years			20 years
Proceeds received from sale of vessel	21,556,000		21,556,000
Gain on sale of vessel	4,340,000		4,340,000
Purchase price financed by issue of common stock	37,300,000
Number of common units issued	1.1
Excess of investment in joint ventures over its underlying equity	$ 51,000,000